RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
RETIREMENT BENEFITS
RETIREMENT BENEFITS

Pension and Postretirement Plans
The Company has several non-contributory defined benefit pension plans covering certain U.S. employees and has various defined benefit pension and termination indemnity plans covering employees outside the U.S.
The U.S. qualified defined benefit plan was frozen effective January 1, 2008 for most employees. Accordingly, no additional compensation-based contributions have been credited to the cash balance portion of the plan for existing plan participants after 2007. However, certain employees covered under the prior final pay plan formula continue to accrue benefits. The Company also offers postretirement health care and life insurance benefits to certain eligible U.S. retired employees, as well as to certain eligible employees outside the U.S.
The Company also sponsors a number of non-contributory, nonqualified pension plans. These plans, which are unfunded, provide supplemental defined pension benefits to certain U.S. employees. With the exception of certain employees covered under the prior final pay plan formula, the benefits under these plans were frozen in prior years.
The plan obligations, plan assets and periodic plan expense for the Company’s most significant pension and postretirement benefit plans (Significant Plans) are measured and disclosed quarterly, instead of annually. The Significant Plans captured approximately 90% of the Company’s global pension and postretirement plan obligations as of December 31, 2015. All other plans (All Other Plans) are measured annually with a December 31 measurement date.

Net (Benefit) Expense
The following table summarizes the components of net (benefit) expense recognized in the Consolidated Statement of Income for the Company’s pension and postretirement plans, for Significant Plans and All Other Plans, for the periods indicated.

	Pension plans						Postretirement benefit plans
	U.S. plans			Non-U.S. plans			U.S. plans			Non-U.S. plans
In millions of dollars	2015	2014	2013	2015	2014	2013	2015	2014	2013	2015	2014	2013
Qualified plans
Benefits earned during the year	$4	$6	$8	$168	$178	$210	$—	$—	$—	$12	$15	$43
Interest cost on benefit obligation	553	541	538	317	376	384	33	33	33	108	120	146
Expected return on plan assets	(893)	(878)	(863)	(323)	(384)	(396)	(3)	(1)	(2)	(105)	(121)	(133)
Amortization of unrecognized
Prior service (benefit) cost	(3)	(3)	(4)	2	1	4	—	—	(1)	(11)	(12)	—
Net actuarial loss	139	105	104	73	77	95	—	—	—	43	39	45
Curtailment loss (gain)(1)	14	—	21	—	14	4	—	—	—	(1)	—	—
Settlement loss (gain)(1)	—	—	—	44	53	13	—	—	—	—	—	(1)
Special termination benefits(1)	—	—	—	—	9	8	—	—	—	—	—	—
Net qualified plans (benefit) expense	$(186)	$(229)	$(196)	$281	$324	$322	$30	$32	$30	$46	$41	$100
Nonqualified plans expense	43	45	46	—	—	—	—	—	—	—	—	—
Cumulative effect of change in accounting policy(2)	—	—	(23)	—	—	—	—	—	—	—	—	3
Total net (benefit) expense	$(143)	$(184)	$(173)	$281	$324	$322	$30	$32	$30	$46	$41	$103

(1)	Losses (gains) due to curtailment, settlement and special termination benefits relate to repositioning and divestiture actions.

(2)	Cumulative effect of adopting quarterly measurement for Significant Plans.

The estimated net actuarial loss and prior service cost that will be amortized from Accumulated other comprehensive income (loss) into net expense in 2016 are approximately $226 million and $1 million, respectively, for defined benefit pension plans. For postretirement plans, the estimated 2016 net actuarial loss and prior service cost (benefit) amortizations are approximately $35 million and $(11) million, respectively.

Contributions
The Company’s funding practice for U.S. and non-U.S. pension and postretirement plans is generally to fund to minimum funding requirements in accordance with applicable local laws and regulations. The Company may increase its contributions above the minimum required contribution, if appropriate. In addition, management has the ability to change its funding practices. For the U.S. pension plans, there were no required minimum cash contributions for 2015 or 2014.
The following table summarizes the actual Company contributions for the years ended December 31, 2015 and 2014, as well as estimated expected Company contributions for 2016. Expected contributions are subject to change since contribution decisions are affected by various factors, such as market performance and regulatory requirements.

Summary of Company Contributions

	Pension plans(1)						Postretirement benefit plans(1)
	U.S. plans(2)			Non-U.S. plans			U.S. plans			Non-U.S. plans
In millions of dollars	2016	2015	2014	2016	2015	2014	2016	2015	2014	2016	2015	2014
Contributions made by the Company	$—	$—	$100	$78	$92	$130	$—	$174	$—	$3	$4	$6
Benefits paid directly by the Company	55	52	58	59	42	100	—	61	56	6	5	6

(1)	Amounts reported for 2016 are expected amounts.

(2)	The U.S. pension plans include benefits paid directly by the Company for the nonqualified pension plans.

Funded Status and Accumulated Other Comprehensive Income
The following tables summarize the funded status and amounts recognized in the Consolidated Balance Sheet for the Company’s pension and postretirement plans.

Net Amount Recognized

	Pension plans				Postretirement benefit plans
In millions of dollars	U.S. plans		Non-U.S. plans		U.S. plans		Non-U.S. plans
	2015	2014	2015	2014	2015	2014	2015	2014
Change in projected benefit obligation
Qualified plans
Projected benefit obligation at beginning of year	$14,060	$12,137	$7,252	$7,194	$917	$780	$1,527	$1,411
Benefits earned during the year	4	6	168	178	—	—	12	15
Interest cost on benefit obligation	553	541	317	376	33	33	108	120
Plan amendments	—	—	6	2	—	—	—	(14)
Actuarial loss (gain)(1)	(649)	2,077	(28)	790	(55)	184	(88)	262
Benefits paid, net of participants’ contributions	(751)	(701)	(294)	(352)	(90)	(91)	(57)	(93)
Expected government subsidy	—	—	—	—	12	11	—	—
Divestitures	—	—	(147)	(18)	—	—	—	(1)
Settlement (gain) loss(2)	—	—	(61)	(184)	—	—	—	—
Curtailment (gain) loss(2)	14	—	(8)	(58)	—	—	—	(3)
Special termination benefits(2)	—	—	—	9	—	—	—	—
Foreign exchange impact and other	—	—	(671)	(685)	—	—	(211)	(170)
Qualified plans	$13,231	$14,060	$6,534	$7,252	$817	$917	$1,291	$1,527
Nonqualified plans	712	779	—	—	—	—	—	—
Projected benefit obligation at year end	$13,943	$14,839	$6,534	$7,252	$817	$917	$1,291	$1,527

(1)	2014 amounts for the U.S. plans include impact of the adoption of updated mortality tables (see “Mortality Tables” below).

(2)	Curtailment, settlement (gains)/losses and special termination benefits relate to repositioning and divestiture activities.

	Pension plans				Postretirement benefit plans
	U.S. plans		Non-U.S. plans		U.S. plans		Non-U.S. plans
In millions of dollars	2015	2014	2015	2014	2015	2014	2015	2014
Change in plan assets
Qualified plans
Plan assets at fair value at beginning of year	$13,071	$12,731	$7,057	$6,918	$10	$32	$1,384	$1,472
Actual return on plan assets	(183)	941	56	1,108	(1)	2	(5)	166
Company contributions	—	100	134	230	235	56	9	12
Plan participants’ contributions	—	—	5	5	49	51	—	—
Divestitures	—	—	(131)	(11)	—	—	—	—
Settlements	—	—	(61)	(184)	—	—	—	—
Benefits paid, net of government subsidy	(751)	(701)	(299)	(357)	(127)	(131)	(57)	(93)
Foreign exchange impact and other	—	—	(657)	(652)	—	—	(198)	(173)
Qualified plans	$12,137	$13,071	$6,104	$7,057	$166	$10	$1,133	$1,384
Nonqualified plans	—	—	—	—	—	—	—	—
Plan assets at fair value at year end	$12,137	$13,071	$6,104	$7,057	$166	$10	$1,133	$1,384

Funded status of the plans
Qualified plans(2)	$(1,094)	$(989)	$(430)	$(195)	$(651)	$(907)	$(158)	$(143)
Nonqualified plans(1)	(712)	(779)	—	—	—	—	—	—
Funded status of the plans at year end	$(1,806)	$(1,768)	$(430)	$(195)	$(651)	$(907)	$(158)	$(143)

Net amount recognized
Qualified plans
Benefit asset	$—	$—	$726	$921	$—	$—	$115	$196
Benefit liability	(1,094)	(989)	(1,156)	(1,116)	(651)	(907)	(273)	(339)
Qualified plans	$(1,094)	$(989)	$(430)	$(195)	$(651)	$(907)	$(158)	$(143)
Nonqualified plans	(712)	(779)	—	—	—	—	—	—
Net amount recognized on the balance sheet	$(1,806)	$(1,768)	$(430)	$(195)	$(651)	$(907)	$(158)	$(143)

Amounts recognized in Accumulated other comprehensive income (loss)
Qualified plans
Net transition obligation	$—	$—	$(1)	$(1)	$—	$—	$—	$—
Prior service benefit	—	3	5	13	—	—	125	157
Net actuarial gain (loss)	(6,107)	(5,819)	(1,613)	(1,690)	3	(56)	(547)	(658)
Qualified plans	$(6,107)	$(5,816)	$(1,609)	$(1,678)	$3	$(56)	$(422)	$(501)
Nonqualified plans	(266)	(325)	—	—	—	—	—	—
Net amount recognized in equity (pretax)	$(6,373)	$(6,141)	$(1,609)	$(1,678)	$3	$(56)	$(422)	$(501)

Accumulated benefit obligation
Qualified plans	$13,226	$14,050	$6,049	$6,699	$817	$917	$1,291	$1,527
Nonqualified plans	706	771	—	—	—	—	—	—
Accumulated benefit obligation at year end	$13,932	$14,821	$6,049	$6,699	$817	$917	$1,291	$1,527

(1)	The nonqualified plans of the Company are unfunded.

(2)
The U.S. qualified pension plan is fully funded under specified Employee Retirement Income Security Act (ERISA) funding rules as of January 1, 2016 and no minimum required funding is expected for 2016.

The following table shows the change in Accumulated other comprehensive income (loss) related to Company’s pension and postretirement benefit plans (for Significant Plans and All Other Plans) for the years indicated.

In millions of dollars	2015	2014	2013

Beginning of year balance, net of tax(1)(2)	$(5,159)	$(3,989)	$(5,270)
Cumulative effect of change in accounting policy(3)	—	—	(22)
Actuarial assumptions changes and plan experience(4)	898	(3,404)	2,380
Net asset gain (loss) due to difference between actual and expected returns	(1,457)	833	(1,084)
Net amortizations	236	202	271
Prior service (cost) credit	(6)	13	360
Curtailment/settlement gain(5)	57	67	—
Foreign exchange impact and other	291	459	74
Change in deferred taxes, net	24	660	(698)
Change, net of tax	$43	$(1,170)	$1,281
End of year balance, net of tax(1)(2)	$(5,116)	$(5,159)	$(3,989)

(1)	See Note 20 to the Consolidated Financial Statements for further discussion of net Accumulated other comprehensive income (loss) balance.

(2)	Includes net-of-tax amounts for certain profit sharing plans outside the U.S.

(3)	Represents the cumulative effect of the change in accounting policy due to adoption of quarterly measurement for Significant Plans.

(4)	Includes $46 million, $(111) million and $58 million of actuarial gains (losses) related to the U.S. nonqualified pension plans for 2015, 2014 and 2013, respectively.

(5)	Curtailment and settlement gains relate to repositioning and divestiture activities.

At December 31, 2015 and 2014, the aggregate projected benefit obligation (PBO), the aggregate accumulated benefit obligation (ABO), and the aggregate fair value of plan assets are presented for all defined benefit pension plans with a PBO in excess of plan assets and for all defined benefit pension plans with an ABO in excess of plan assets as follows:

	PBO exceeds fair value of plan assets				ABO exceeds fair value of plan assets
	U.S. plans(1)		Non-U.S. plans		U.S. plans(1)		Non-U.S. plans
In millions of dollars	2015	2014	2015	2014	2015	2014	2015	2014
Projected benefit obligation	$13,943	$14,839	$3,918	$2,756	$13,943	$14,839	$2,369	$2,570
Accumulated benefit obligation	13,932	14,821	3,488	2,353	13,932	14,821	2,047	2,233
Fair value of plan assets	12,137	13,071	2,762	1,640	12,137	13,071	1,243	1,495

(1)	At December 31, 2015 and 2014, for both the U.S. qualified plan and nonqualified plans, the aggregate PBO and the aggregate ABO exceeded plan assets.

At December 31, 2015 and 2014, combined ABO for the U.S. and non-U.S. qualified pension plans, were more than plan assets by $1 billion and $0.6 billion, respectively.

Plan Assumptions
The Company utilizes a number of assumptions to determine plan obligations and expenses. Changes in one or a combination of these assumptions will have an impact on the Company’s pension and postretirement PBO, funded status and (benefit) expense. Changes in the plans’ funded status resulting from changes in the PBO and fair value of plan assets will have a corresponding impact on Accumulated other comprehensive income (loss).
The actuarial assumptions at the respective years ended December 31 in the table below are used to measure the year-end PBO and the net periodic (benefit) expense for the subsequent year (period).  Since Citi’s Significant Plans are measured on a quarterly basis, the year-end rates for those plans are used to calculate the net periodic (benefit) expense for the subsequent year’s first quarter.  As a result of the quarterly measurement process, the net periodic (benefit) expense for the Significant Plans is calculated at each respective quarter end based on the preceding quarter-end rates (as shown below for the U.S. pension and postretirement plans). The actuarial assumptions for the non-U.S. pension and postretirement plans relate to the Significant Plans that are measured quarterly and All Other Plans that are measured annually.
Certain assumptions used in determining pension and postretirement benefit obligations and net benefit expense for the Company’s plans are shown in the following table:

At year end	2015	2014
Discount rate
U.S. plans
Qualified pension	4.40%	4.00%
Nonqualified pension	4.35	3.90
Postretirement	4.20	3.80
Non-U.S. pension plans
Range	0.25 to 42.00	1.00 to 32.50
Weighted average	4.76	4.74
Non-U.S. postretirement plans
Range	2.00 to 13.20	2.25 to 12.00
Weighted average	7.90	7.50
Future compensation increase rate
U.S. plans	N/A	N/A
Non-U.S. pension plans
Range	1.00 to 40.00	1.00 to 30.00
Weighted average	3.24	3.27
Expected return on assets
U.S. plans	7.00	7.00
Non-U.S. pension plans
Range	1.60 to 11.50	1.30 to 11.50
Weighted average	4.95	5.08
Non-U.S. postretirement plans
Range	8.00 to 10.70	8.50 to 10.40
Weighted average	8.01	8.51

During the year	2015	2014	2013
Discount rate
U.S. plans
Qualified pension	4.00%/3.85%/ 4.45%/4.35%	4.75%/4.55%/ 4.25%/4.25%	3.90%/4.20%/ 4.75%/ 4.80%
Nonqualified pension	3.90/3.70/ 4.30/4.25	4.75	3.90
Postretirement	3.80/3.65/ 4.20/4.10	4.35/4.15/ 3.95/4.00	3.60/3.60/ 4.40/ 4.30
Non-U.S. pension plans
Range	1.00 to 32.50	1.60 to 29.25	1.50 to 28.00
Weighted average	4.74	5.60	5.24
Non-U.S. postretirement plans
Range	2.25 to 12.00	3.50 to 11.90	3.50 to 10.00
Weighted average	7.50	8.65	7.46
Future compensation increase rate
U.S. plans	N/A	N/A	N/A
Non-U.S. pension plans
Range	0.75 to 30.00	1.00 to 26.00	1.20 to 26.00
Weighted average	3.27	3.40	3.93
Expected return on assets
U.S. plans	7.00	7.00	7.00
Non-U.S. pension plans
Range	1.30 to 11.50	1.20 to 11.50	0.90 to 11.50
Weighted average	5.08	5.68	5.76
Non-U.S. postretirement plans
Range	8.50 to 10.40	8.50 to 8.90	8.50 to 9.60
Weighted average	8.51	8.50	8.50

Discount Rate
The discount rates for the U.S. pension and postretirement plans were selected by reference to a Citigroup-specific analysis using each plan’s specific cash flows and compared with high-quality corporate bond indices for reasonableness. The discount rates for the non-U.S. pension and postretirement plans are selected by reference to high-quality corporate bond rates in countries that have developed corporate bond markets. However, where developed corporate bond markets do not exist, the discount rates are selected by reference to local government bond rates with a premium added to reflect the additional risk for corporate bonds in certain countries. Effective in 2015, Citi rounds the discount rate for all the Significant Plans to the nearest 5 basis points. Discount rates for All Other Plans are rounded to the nearest 10 basis points for plans in the six largest non-U.S. countries and to the nearest 25 basis points for the remaining non-US countries.

Expected Rate of Return
The Company determines its assumptions for the expected rate of return on plan assets for its U.S. pension and postretirement plans using a “building block” approach, which focuses on ranges of anticipated rates of return for each asset class. A weighted average range of nominal rates is then determined based on target allocations to each asset class. Market performance over a number of earlier years is evaluated covering a wide range of economic conditions to determine whether there are sound reasons for projecting any past trends.
The Company considers the expected rate of return to be a long-term assessment of return expectations and does not anticipate changing this assumption unless there are significant changes in investment strategy or economic conditions. This contrasts with the selection of the discount rate and certain other assumptions, which are reconsidered annually (or quarterly for the Significant Plans) in accordance with GAAP.
The expected rate of return for the U.S. pension and postretirement plans was 7.00% at December 31, 2015, 2014 and 2013. The expected return on assets reflects the expected annual appreciation of the plan assets and reduces the Company’s annual pension expense. The expected return on assets is deducted from the sum of service cost, interest cost and other components of pension expense to arrive at the net pension (benefit) expense. Net pension (benefit) expense for the U.S. pension plans for 2015, 2014 and 2013 reflects deductions of $893 million, $878 million and $863 million of expected returns, respectively.
The following table shows the expected rates of return used in determining the Company’s pension expense compared to the actual rate of return on plan assets during 2015, 2014 and 2013 for the U.S. pension and postretirement plans:

	2015	2014	2013
Expected rate of return	7.00%	7.00%	7.00%
Actual rate of return(1)	(1.70)	7.80	6.00

(1)	Actual rates of return are presented net of fees.

For the non-U.S. pension plans, pension expense for 2015 was reduced by the expected return of $323 million, compared with the actual return of $56 million. Pension expense for 2014 and 2013 was reduced by expected returns of $384 million and $396 million, respectively.

Mortality Tables
At December 31, 2015, the Company maintained the Retirement Plan 2014 (RP-2014) mortality table and adopted Mortality Projection 2015 (MP-2015) projection table for the U.S. plans.

U.S. Plans	2015(2)	2014(3)
Mortality(1)
Pension	RP-2014/MP-2015	RP-2014/MP-2014
Postretirement	RP-2014/MP-2015	RP-2014/MP-2014

(1)	The RP-2014 table is the white-collar RP-2014 table, with a 4% increase in rates to reflect the lower Citigroup-specific mortality experience.

(2)	The MP-2015 projection scale is projected from 2011, with convergence to 0.5% ultimate rate of annual improvement by 2029.

(3)	The MP-2014 projection scale includes a phase-out of the assumed rates of improvements from 2015 to 2027.

Adjustments were made to the RP-2014 tables and to the long-term rate of mortality improvement to reflect the Citigroup specific experience. As a result, the U.S. qualified and nonqualified pension and postretirement plans’ PBO at December 31, 2014 increased by $1,209 million and its funded status and AOCI decreased by $1,209 million ($737 million, net of tax). In addition, the 2015 qualified and nonqualified pension and postretirement benefit expense increased by approximately $73 million.

Sensitivities of Certain Key Assumptions
The following tables summarize the effect on pension expense of a one-percentage-point change in the discount rate:

	One-percentage-point increase
In millions of dollars	2015	2014	2013
U.S. plans	$26	$28	$16
Non-U.S. plans	(32)	(39)	(52)

	One-percentage-point decrease
In millions of dollars	2015	2014	2013
U.S. plans	$(44)	$(45)	$(57)
Non-U.S. plans	44	56	79

Since the U.S. qualified pension plan was frozen, the majority of the prospective service cost has been eliminated and the gain/loss amortization period was changed to the life expectancy for inactive participants. As a result, pension expense for the U.S. qualified pension plan is driven more by interest costs than service costs, and an increase in the discount rate would increase pension expense, while a decrease in the discount rate would decrease pension expense.
The following tables summarize the effect on pension expense of a one-percentage-point change in the expected rates of return:

	One-percentage-point increase
In millions of dollars	2015	2014	2013
U.S. plans	$(128)	$(129)	$(123)
Non-U.S. plans	(63)	(67)	(68)

	One-percentage-point decrease
In millions of dollars	2015	2014	2013
U.S. plans	$128	$129	$123
Non-U.S. plans	63	67	68

Health Care Cost Trend Rate
Assumed health care cost-trend rates were as follows:

	2015	2014
Health care cost increase rate for U.S. plans
Following year	7.00%	7.50%
Ultimate rate to which cost increase is assumed to decline	5.00	5.00
Year in which the ultimate rate is reached(1)	2020	2020

(1)	Weighted average for plans with different following year and ultimate rates.

	2015	2014
Health care cost increase rate for Non-U.S. plans (weighted average)
Following year	6.87%	6.94%
Ultimate rate to which cost increase is assumed to decline	6.86	6.93
Range of years in which the ultimate rate is reached	2016–2029	2015–2027

 A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	One-percentage- point increase		One- percentage- point decrease
In millions of dollars	2015	2014	2015	2014
Effect on benefits earned and interest cost for U.S. postretirement plans	$2	$2	$(2)	$(1)
Effect on accumulated postretirement benefit obligation for U.S. postretirement plans	45	40	(38)	(34)

	One-percentage- point increase		One- percentage- point decrease
In millions of dollars	2015	2014	2015	2014
Effect on benefits earned and interest cost for non-U.S. postretirement plans	$15	$17	$(12)	$(14)
Effect on accumulated postretirement benefit obligation for non-U.S. postretirement plans	156	197	(128)	(161)

Plan Assets
Citigroup’s pension and postretirement plans’ asset allocations for the U.S. plans and the target allocations by asset category based on asset fair values, are as follows:

	Target asset allocation	U.S. pension assets at December 31,		U.S. postretirement assets at December 31,
Asset category(1)	2016	2015	2014	2015	2014
Equity securities(2)	0–30%	19%	20%	19%	20%
Debt securities	25–73	46	44	46	44
Real estate	0–7	4	4	4	4
Private equity	0–10	6	8	6	8
Other investments	0–22	25	24	25	24
Total		100%	100%	100%	100%

(1)
Asset allocations for the U.S. plans are set by investment strategy, not by investment product. For example, private equities with an underlying investment in real estate are classified in the real estate asset category, not private equity.

(2)	Equity securities in the U.S. pension and postretirement plans do not include any Citigroup common stock at the end of 2015 and 2014.

Third-party investment managers and advisers provide their services to Citigroup’s U.S. pension and postretirement plans. Assets are rebalanced as the Company’s Pension Plan Investment Committee deems appropriate. Citigroup’s investment strategy, with respect to its assets, is to maintain a globally diversified investment portfolio across several asset classes that, when combined with Citigroup’s contributions to the plans, will maintain the plans’ ability to meet all required benefit obligations.
Citigroup’s pension and postretirement plans’ weighted-average asset allocations for the non-U.S. plans and the actual ranges and the weighted-average target allocations by asset category based on asset fair values are as follows:

	Non-U.S. pension plans
	Target asset allocation	Actual range at December 31,		Weighted-average at December 31,
Asset category(1)	2016	2015	2014	2015	2014
Equity securities	0–63%	0–68%	0–67%	16%	17%
Debt securities	0–100	0–100	0–100	77	77
Real estate	0–19	0–18	0–21	1	—
Other investments	0–100	0–100	0–100	6	6
Total				100%	100%

(1)	Similar to the U.S. plans, asset allocations for certain non-U.S. plans are set by investment strategy, not by investment product.

	Non-U.S. postretirement plans
	Target asset allocation	Actual range at December 31,		Weighted-average at December 31,
Asset category(1)	2016	2015	2014	2015	2014
Equity securities	0–41%	0–41%	0–42%	41%	42%
Debt securities	56–100	56–100	54–100	56	54
Other investments	0–3	0–3	0–4	3	4
Total				100%	100%

(1)	Similar to the U.S. plans, asset allocations for certain non-U.S. plans are set by investment strategy, not by investment product.

Fair Value Disclosure
For information on fair value measurements, including descriptions of Levels 1, 2 and 3 of the fair value hierarchy and the valuation methodology utilized by the Company, see Note 1 and Note 25 to the Consolidated Financial Statements. ASU 2015-07 removes the current requirement to categorize investments for which fair value is measured using the NAV per share practical expedient within the fair value hierarchy.
Certain investments may transfer between the fair value hierarchy classifications during the year due to changes in valuation methodology and pricing sources. There were no significant transfers of investments between Level 1 and Level 2 during 2015 and 2014.
Plan assets by detailed asset categories and the fair value hierarchy are as follows:

	U.S. pension and postretirement benefit plans(1)
In millions of dollars	Fair value measurement at December 31, 2015
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$694	$—	$—	$694
Non-U.S. equity	816	—	—	816
Mutual funds	223	—	—	223
Debt securities
U.S. Treasuries	1,172	—	—	1,172
U.S. agency	—	105	—	105
U.S. corporate bonds	—	1,681	—	1,681
Non-U.S. government debt	—	309	—	309
Non-U.S. corporate bonds	—	440	—	440
State and municipal debt	—	124	—	124
Asset-backed securities	—	42	—	42
Mortgage-backed securities	—	60	—	60
Annuity contracts	—	—	27	27
Derivatives	6	521	—	527
Other investments	—	—	147	147
Total investments	$2,911	$3,282	$174	$6,367
Cash and short-term investments	$138	$1,064	$—	$1,202
Other investment liabilities	(10)	(515)	—	(525)
Net investments at fair value	$3,039	$3,831	$174	$7,044
Other investment receivables valued at NAV				$18
Securities valued at NAV				5,241
Total net assets				$12,303

(1)
The investments of the U.S. pension and postretirement plans are commingled in one trust. At December 31, 2015, the allocable interests of the U.S. pension and postretirement plans were 98.6% and 1.4%, respectively.

	U.S. pension and postretirement benefit plans(1)
In millions of dollars	Fair value measurement at December 31, 2014
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$773	$—	$—	$773
Non-U.S. equity	588	—	—	588
Mutual funds	216	—	—	216
Debt securities
U.S. Treasuries	1,178	—	—	1,178
U.S. agency	—	113	—	113
U.S. corporate bonds	—	1,534	—	1,534
Non-U.S. government debt	—	357	—	357
Non-U.S. corporate bonds	—	417	—	417
State and municipal debt	—	132	—	132
Asset-backed securities	—	41	—	41
Mortgage-backed securities	—	76	—	76
Annuity contracts	—	—	59	59
Derivatives	12	637	—	649
Other investments	—	—	161	161
Total investments	$2,767	$3,307	$220	$6,294
Cash and short-term investments	$111	$1,287	—	$1,398
Other investment liabilities	(17)	(618)	—	(635)
Net investments at fair value	$2,861	$3,976	$220	$7,057
Other investment receivables valued at NAV				$63
Securities valued at NAV				5,961
Total net assets				$13,081

(1)
The investments of the U.S. pension and postretirement plans are commingled in one trust. At December 31, 2014, the allocable interests of the U.S. pension and postretirement plans were 99.9% and .01%, respectively.

	Non-U.S. pension and postretirement benefit plans
In millions of dollars	Fair value measurement at December 31, 2015
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$5	$11	$—	$16
Non-U.S. equity	74	222	47	343
Commingled funds	5	—	—	5
Debt securities
U.S. Treasuries	—	1	—	1
U.S. corporate bonds	—	360	—	360
Non-U.S. government debt	2,886	171	—	3,057
Non-U.S. corporate bonds	87	683	5	775
Real estate	—	3	1	4
Mortgage-backed securities	22	—	—	22
Annuity contracts	—	1	41	42
Other investments	1	—	163	164
Total investments	$3,080	$1,452	$257	$4,789
Cash and short-term investments	$73	$2	$—	$75
Other investment liabilities	—	(690)	—	(690)
Net investments at fair value	$3,153	$764	$257	$4,174
Other investment receivables valued at NAV				$97
Securities valued at NAV				2,966
Total net assets				$7,237

	Non-U.S. pension and postretirement benefit plans
In millions of dollars	Fair value measurement at December 31, 2014
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$5	$13	$—	$18
Non-U.S. equity	83	257	48	388
Mutual funds	—	24	—	24
Commingled funds	10	—	—	10
Debt securities
U.S. corporate bonds	—	350	—	350
Non-U.S. government debt	3,213	220	1	3,434
Non-U.S. corporate bonds	99	765	5	869
Real estate	—	3	—	3
Mortgage-backed securities	—	1	—	1
Annuity contracts	—	1	32	33
Derivatives	11	—	—	11
Other investments	1	1	165	167
Total investments	$3,422	$1,635	$251	$5,308
Cash and short-term investments	$112	$2	$—	$114
Other investment liabilities	(3)	(723)	—	(726)
Net investments at fair value	$3,531	$914	$251	$4,696
Other investment receivables valued at NAV				$114
Securities valued at NAV				3,631
Total net assets				$8,441

Level 3 Rollforward
The reconciliations of the beginning and ending balances during the year for Level 3 assets are as follows:

In millions of dollars	U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2014(1)	Realized gains (losses)	Unrealized gains (losses)	Purchases, sales, and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2015
Annuity contracts	$59	$—	$(4)	$(28)	$—	$27
Other investments	161	(1)	(9)	(4)	—	147
Total investments	$220	$(1)	$(13)	$(32)	$—	$174

(1)	Beginning balance was adjusted to exclude $2,496 million of investments valued at NAV.

In millions of dollars	U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2013(1)	Realized gains (losses)	Unrealized gains (losses)	Purchases, sales, and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2014
Annuity contracts	$91	$—	$(1)	$(31)	$—	$59
Other investments	150	(1)	(4)	16	—	161
Total investments	$241	$(1)	$(5)	$(15)	$—	$220

(1)	Beginning balance was adjusted to exclude $3,284 million of investments valued at NAV.

In millions of dollars	Non-U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2014(1)	Unrealized gains (losses)	Purchases, sales, and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2015
Equity securities
Non-U.S. equity	$48	$(1)	$—	$—	$47
Debt securities
Non-U.S. government debt	1	—	(1)	—	—
Non-U.S. corporate bonds	5	(1)	1	—	5
Real estate	—	—	—	1	1
Annuity contracts	32	2	4	3	41
Other investments	165	(2)	2	(2)	163
Total investments	$251	$(2)	$6	$2	$257

(1)	Beginning balance was adjusted to exclude $5 million of investments valued at NAV.

In millions of dollars	Non-U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2013(1)	Unrealized gains (losses)	Purchases, sales, and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2014
Equity securities
Non-U.S. equity	$49	$(3)	$—	$2	$48
Debt securities
Non-U.S. government bonds	—	—	—	1	1
Non-U.S. corporate bonds	5	—	1	(1)	5
Annuity contracts	32	—	—	—	32
Other investments	202	—	(37)	—	165
Total investments	$288	$(3)	$(36)	$2	$251

(1)	Beginning balance was adjusted to exclude $11 million of investments valued at NAV.

Investment Strategy
The Company’s global pension and postretirement funds’ investment strategy is to invest in a prudent manner for the exclusive purpose of providing benefits to participants. The investment strategies are targeted to produce a total return that, when combined with the Company’s contributions to the funds, will maintain the funds’ ability to meet all required benefit obligations. Risk is controlled through diversification of asset types and investments in domestic and international equities, fixed-income securities and cash and short-term investments. The target asset allocation in most locations outside the U.S. is primarily in equity and debt securities. These allocations may vary by geographic region and country depending on the nature of applicable obligations and various other regional considerations. The wide variation in the actual range of plan asset allocations for the funded non-U.S. plans is a result of differing local statutory requirements and economic conditions. For example, in certain countries local law requires that all pension plan assets must be invested in fixed-income investments, government funds, or local-country securities.

Significant Concentrations of Risk in Plan Assets
The assets of the Company’s pension plans are diversified to limit the impact of any individual investment. The U.S. qualified pension plan is diversified across multiple asset classes, with publicly traded fixed income, hedge funds, publicly traded equity, and private equity representing the most significant asset allocations. Investments in these four asset classes are further diversified across funds, managers, strategies, vintages, sectors and geographies, depending on the specific characteristics of each asset class. The pension assets for the Company’s non-U.S. Significant Plans are primarily invested in publicly traded fixed income and publicly traded equity securities.

Oversight and Risk Management Practices
The framework for the Company’s pension oversight process includes monitoring of retirement plans by plan fiduciaries and/or management at the global, regional or country level, as appropriate. Independent risk management contributes to the risk oversight and monitoring for the Company’s U.S. qualified pension plan and non-U.S. Significant Pension Plans. Although the specific components of the oversight process are tailored to the requirements of each region, country and plan, the following elements are common to the Company’s monitoring and risk management process:

•	periodic asset/liability management studies and strategic asset allocation reviews;

•	periodic monitoring of funding levels and funding ratios;

•	periodic monitoring of compliance with asset allocation guidelines;

•	periodic monitoring of asset class and/or investment manager performance against benchmarks; and

•	periodic risk capital analysis and stress testing.
Estimated Future Benefit Payments
The Company expects to pay the following estimated benefit payments in future years:

	Pension plans		Postretirement benefit plans
In millions of dollars	U.S. plans	Non-U.S. plans	U.S. plans	Non-U.S. plans
2016	$903	$377	$71	$63
2017	818	337	70	67
2018	828	359	68	72
2019	848	382	67	77
2020	876	415	65	83
2021–2025	4,523	2,467	303	523

Prescription Drugs
In December 2003, the Medicare Prescription Drug Improvement and Modernization Act of 2003 (Act of 2003) was enacted. The Act of 2003 established a prescription drug benefit under Medicare known as “Medicare Part D,” and a federal subsidy to sponsors of U.S. retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The benefits provided to certain participants are at least actuarially equivalent to Medicare Part D and, accordingly, the Company is entitled to a subsidy.
The subsidy reduced the accumulated postretirement benefit obligation (APBO) by approximately $5 million as of December 31, 2015 and 2014 and the postretirement expense by approximately $0.2 million for 2015 and 2014.
The following table shows the estimated future benefit payments for the Medicare Part D of the U.S. postretirement plan.

In millions of dollars	Expected U.S. postretirement benefit payments
	Before Medicare Part D subsidy	Medicare Part D subsidy	After Medicare Part D subsidy
2016	$71	$—	$71
2017	70	—	70
2018	68	—	68
2019	67	—	67
2020	65	—	65
2021–2025	303	2	301

Certain provisions of the Patient Protection and Affordable Care Act of 2010 improved the Medicare Part D option known as the Employer Group Waiver Plan (EGWP) with respect to the Medicare Part D subsidy. The EGWP provides prescription drug benefits that are more cost effective for Medicare-eligible participants and large employers. Effective April 1, 2013, the Company began sponsoring and implementing an EGWP for eligible retirees. The Company subsidy received under the EGWP for 2015 and 2014 was $11.6 million and $11.0 million, respectively.
The other provisions of the Act of 2010 are not expected to have a significant impact on Citigroup’s pension and postretirement plans.

Postemployment Plans
The Company sponsors U.S. postemployment plans that provide income continuation and health and welfare benefits to certain eligible U.S. employees on long-term disability.
As of December 31, 2015 and 2014, the plans’ funded status recognized in the Company’s Consolidated Balance Sheet was $(183) million and $(256) million, respectively. The amounts recognized in Accumulated other comprehensive income (loss) as of December 31, 2015 and 2014 were $45 million and $24 million, respectively. Effective January 1, 2014, the Company made changes to its postemployment plans that limit the period for which future disabled employees are eligible for continued Company subsidized medical benefits.
The following table summarizes the components of net expense recognized in the Consolidated Statement of Income for the Company’s U.S. postemployment plans.

	Net expense
In millions of dollars	2015	2014	2013
Service related expense
Service cost	$—	$—	$20
Interest cost	4	5	10
Prior service (benefit)	(31)	(31)	(3)
Net actuarial loss	12	14	17
Total service related expense	$(15)	$(12)	$44
Non-service related expense (benefit)	$3	$37	$(14)
Total net (benefit) expense	$(12)	$25	$30

The following table summarizes certain assumptions used in determining the postemployment benefit obligations and net benefit expenses for the Company’s U.S. postemployment plans.

	2015	2014
Discount rate	3.70%	3.45%
Health care cost increase rate
Following year	7.00%	7.50%
Ultimate rate to which cost increase is assumed to decline	5.00	5.00
Year in which the ultimate rate is reached	2020	2020

Defined Contribution Plans
The Company sponsors defined contribution plans in the U.S. and in certain non-U.S. locations, all of which are administered in accordance with local laws. The most significant defined contribution plan sponsored by the Company is the Citi Retirement Savings Plan in the U.S. (formerly known as the Citigroup 401(k) Plan).
Under the Citi Retirement Savings Plan, eligible U.S. employees received matching contributions of up to 6% of their eligible compensation for 2015 and 2014, subject to statutory limits. Additionally, for eligible employees whose eligible compensation is $100,000 or less, a fixed contribution of up to 2% of eligible compensation is provided. All Company contributions are invested according to participants’ individual elections. The following table summarizes the Company contributions to the U.S. and non-U.S. plans.

	U.S. plans
In millions of dollars	2015	2014	2013
Company contributions	$380	$383	$394

	Non U.S. plans
In millions of dollars	2015	2014	2013
Company contributions	$375	$385	$402